SUMMARY PROSPECTUS – MAY 1, 2011, AS REVISED OCTOBER 18, 2011 RS Money Market Fund

Share Class (Ticker): Class A (GCMXX), Class B (RMBXX), Class C (RMCXX), Class K (RMKXX)	Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/Communications/ProspectusesandAnnualReports.htm. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus and SAI, each dated May 1, 2011, as supplemented October 18, 2011, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2010.

Investment Objective

To seek as high a level of current income as is consistent with liquidity and preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	3.00%	[2]	1.00%	[3]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class B		Class C		Class K
Management Fees	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) Fees	0.25%		1.00%		1.00%		0.65%
Other Expenses	0.14%		0.35%		0.26%		0.30%
Total Annual Fund Operating Expenses[4]	0.84%		1.80%		1.71%		1.40%
Fee Waiver/Expense Reimbursement[4]	-0.09%		-0.30%		-0.21%		-0.25%
Net Expenses[4,5]	0.75%		1.50%		1.50%		1.15%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
3	Contingent deferred sales load applies for shares sold within one year of purchase.
4	An expense reimbursement with respect to the Fund’s Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under “Fee Waiver/Expense Reimbursement.” “Net Expenses” reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
5	Net Expenses shown above do not reflect voluntary expense waivers and thus are higher than “Net Ratio of Expenses to Average Net Assets” in the “Financial Highlights” section of the prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class B	Class C	Class K	Class A	Class B	Class C	Class K
1 Year	$77	$453	$253	$117	$77	$153	$153	$117
3 Years	$259	$737	$518	$419	$259	$537	$518	$419
5 Years	$457	$1,047	$909	$742	$457	$947	$909	$742
10 Years	$1,029	$1,838	$2,002	$1,658	$1,029	$1,838	$2,002	$1,658

RS MONEY MARKET FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund’s investment team normally invests the Fund’s assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Fund, the Fund’s investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Fund normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Fund’s investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Fund’s investment team seeks to cause the Fund to have a dollar-weighted average portfolio maturity of 60 days or less.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Securities Risk

The value of the securities held by the Fund changes in response to changes in interest rates and depends on the issuer’s credit quality.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Cash Management Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the “Predecessor Fund”). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2001 1.23% Worst Quarter Fourth Quarter 2010 0.00%

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RS MONEY MARKET FUND

Average Annual Total Returns (periods ended 12/31/10)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	9/13/82	0.02%	2.10%	1.80%	4.41%
Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)		0.15%	2.50%	2.42%	4.93%	[1]
Class B Shares	5/1/96	-2.98%	1.46%	1.35%	2.62%
Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)		0.15%	2.50%	2.42%	3.38%
Class C Shares	8/7/00	-0.98%	1.65%	1.35%	1.49%
Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)		0.15%	2.50%	2.42%	2.58%
Class K Shares	5/15/01	0.02%	1.86%	—	1.43%
Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)		0.15%	2.50%	—	2.28%
1	Since inception returns for the Barclays Capital U.S. Treasury Bellwethers (3 Month) Index shown in the table are since August 31, 1982, the month end prior to the inception of Class A shares.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Alexander M. Grant Jr., co-portfolio manager, has managed the Fund since 1986. Martin Vernon, co-portfolio manager, has managed the Fund since 2009.

Purchase and Sale of Fund Shares

Effective November 16, 2011, Class B shares of the Fund will no longer be available for purchase, except for purchases made by automatic reinvestment of distributions and purchases by exchange from existing Class B shareholders.

Investment Minimums	Class A	Class B	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Money Market Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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